STOCK-BASED COMPENSATION (Details 2) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	1,197,252
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	1,650,705	1,197,252
Equity Option [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	136,082	274,019
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	1,197,252	1,059,315
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 5.25	$ 4.74
Granted	(827,427)	(163,492)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	827,427	163,492
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 10.39	$ 8.64
Cancelled	373,974	25,555
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period	(373,974)	(25,555)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 10.73	$ 6.75
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfSharesAdditionalSharesAuthorizedAvailableForGrant]	1,333,334
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfSharesGrantedAwards]	(26,497)
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	989,466	136,082
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	1,650,705	1,197,252
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 6.58	$ 5.25